Disposal of Subsidiary - Additional Information (Detail) shares in Millions	Jan. 31, 2015 shares
Disposal groups classified as held for sale [member] | TSMC SSL [member] | Epistar Corporation [member]
Disclosure Of Discontinued Operation [line items]
Sale of common shares	565.5